              PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                        SUPPLEMENT DATED JAN. 2, 2007*

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PRODUCT NAME (OLD NAME/                           PROSPECTUS     SAI           DATE           VARIABLE ACCOUNT NAME
NEW NAME, IF APPLICABLE)                          FORM #         FORM #                       (OLD NAME/NEW NAME)
-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE VARIABLE RETIREMENT                      S-6154 X       S-6323 D      5/1/2006       IDS LIFE ACCOUNTS F, G, H, IZ,
ANNUITY/RIVERSOURCE(SM) VARIABLE                  (5/06)         (5/06)                       JZ, KZ, LZ, MZ, N, PZ, QZ,
RETIREMENT ANNUITY; IDS LIFE                                                                  RZ, SZ, TZ/
COMBINATION RETIREMENT                                                                        RIVERSOURCE ACCOUNT F
ANNUITY/RIVERSOURCE(SM)
COMBINATION RETIREMENT ANNUITY
-----------------------------------------------------------------------------------------
IDS LIFE EMPLOYEE BENEFIT ANNUITY/                S-6157 X       S-6323 D      5/1/2006
RIVERSOURCE(SM) EMPLOYEE                          (5/06)         (5/06)
BENEFIT ANNUITY
-----------------------------------------------------------------------------------------
IDS LIFE FLEXIBLE ANNUITY/                        S-6155 Y       S-6323 D      5/1/2006
RIVERSOURCE(SM) FLEXIBLE ANNUITY                  (5/06)         (5/06)
-----------------------------------------------------------------------------------------
IDS LIFE GROUP VARIABLE ANNUITY                   S-6156 T       S-6323 D      5/1/2006
CONTRACT/RIVERSOURCE(SM) GROUP                    (5/06)         (5/06)
VARIABLE ANNUITY CONTRACT
-------------------------------------------------------------------------------------------------------------------------------
GUARANTEED TERM ANNUITY/                          S-6401 V                     5/1/2006       Not applicable
RIVERSOURCE(SM) GUARANTEED                        (5/06)
TERM ANNUITY
-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE FLEXIBLE PORTFOLIO ANNUITY/              S-6161 N       S-6325 D      5/1/2006       IDS LIFE VARIABLE ACCOUNT 10/
RIVERSOURCE(SM) FLEXIBLE PORTFOLIO                (5/06)         (5/06)                       RIVERSOURCE VARIABLE ACCOUNT 10
ANNUITY
-----------------------------------------------------------------------------------------
RIVERSOUCE RETIREMENT ADVISOR                     S-6467 K       S-6325 D      5/1/2006
VARIABLE ANNUITY(SM)                              (5/06)         (5/06)
-----------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR                    S-6477 K       S-6325 D      5/1/2006
VARIABLE ANNUITY(SM) - BAND 3                     (5/06)         (5/06)
-----------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR                    S-6406 J       S-6325 D      5/1/2006
ADVANTAGE(SM) VARIABLE ANNUITY;                   (5/06)         (5/06)
RIVERSOURCE RETIREMENT ADVISOR
SELECT(SM) VARIABLE ANNUITY
-----------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR                    S-6407 G       S-6325 D      5/1/2006
ADVANTAGE(SM) VARIABLE ANNUITY -                  (5/06)         (5/06)
BAND 3
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IDS LIFE VARIABLE ANNUITY FUND A/                 S-6348 D       S-6366 D      5/1/2006       IDS LIFE VARIABLE ANNUITY FUND A/
RIVERSOURCE(SM) VARIABLE ANNUITY                  (5/06)         (5/06)                       RIVERSOURCE VARIABLE ANNUITY
FUND A                                                                                        FUND A
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IDS LIFE VARIABLE ANNUITY FUND B/                 S-6349 D       S-6366 D      5/1/2006       IDS LIFE VARIABLE ANNUITY FUND B/
RIVERSOURCE(SM) VARIABLE ANNUITY                  (5/06)         (5/06)                       RIVERSOURCE VARIABLE ANNUITY
FUND B                                                                                        FUND B
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RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE           S-6194 AG      S-6333 D      5/1/2006       IDS LIFE VARIABLE LIFE SEPARATE
                                                  (5/06)         (5/06)                       ACCOUNT/RIVERSOURCE VARIABLE
-----------------------------------------------------------------------------------------     LIFE SEPARATE ACCOUNT
RIVERSOURCE(SM) VARIABLE                          S-6189 K       S-6333 D      5/1/2006
UNIVERSAL LIFE III                                (5/06)         (5/06)
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

Effective Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent, IDS Life Insurance Company (IDS Life). At the time of the merger, IDS Life was renamed RiverSource Life Insurance Company (RiverSource Life). All references to "we," "us," "our" or "IDS Life" are replaced with RiverSource Life.

Effective Jan. 1, 2007, RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc. and our affiliate, replaced IDS Life as the principal underwriter and general distributor of the contracts and policies. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Effective Jan. 2, 2007, the names of the contracts and policies and of the variable accounts are those shown in the table above.

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S-6503-7 A (1/07)
* Valid until next prospectus update.
  Destroy date 5/1/07.